Guarantee Of Registered Securities	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
Guarantee Of Registered Securities
GUARANTEE OF REGISTERED SECURITIES

In connection with the Merger, Ensco plc and Pride entered into a supplemental indenture to the indenture dated as of July 1, 2004 between Pride and the Bank of New York Mellon, as indenture trustee, providing for, among other matters, the full and unconditional guarantee by Ensco plc of Pride’s 8.5% senior notes due 2019, 6.875% senior notes due 2020 and 7.875% senior notes due 2040, which had an aggregate outstanding principal balance of $1.7 billion as of December 31, 2013. The Ensco plc guarantee provides for the unconditional and irrevocable guarantee of the prompt payment, when due, of any amount owed to the holders of the notes.

Ensco plc is also a full and unconditional guarantor of the 7.2% Debentures due 2027 issued by Ensco Delaware in November 1997, which had an aggregate outstanding principal balance of $150.0 million as of December 31, 2013.

All guarantees are unsecured obligations of Ensco plc ranking equal in right of payment with all of its existing and future unsecured and unsubordinated indebtedness.

The following tables present our condensed consolidating statements of income for each of the years in the three-year period ended December 31, 2013; our condensed consolidating statements of comprehensive income for each of the years in the three-year period ended December 31, 2013; our condensed consolidating balance sheets as of December 31, 2013 and 2012; and our condensed consolidating statements of cash flows for each of the years in the three-year period ended December 31, 2013, in accordance with Rule 3-10 of Regulation S-X.

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF INCOME Year Ended December 31, 2013 (in millions)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING REVENUES	$35.0	$149.4	$—	$4,642.9	$(307.4)	$4,519.9
OPERATING EXPENSES
Contract drilling (exclusive of depreciation)	27.5	149.4	—	2,210.6	(307.4)	2,080.1
Depreciation	.3	4.0	—	523.9	—	528.2
General and administrative	63.5	.5	—	82.8	—	146.8
OPERATING (LOSS) INCOME	(56.3)	(4.5)	—	1,825.6	—	1,764.8
OTHER (EXPENSE) INCOME, NET	(65.6)	(9.4)	(27.9)	2.8	—	(100.1)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(121.9)	(13.9)	(27.9)	1,828.4	—	1,664.7
INCOME TAX PROVISION	—	92.5	—	120.2	—	212.7
DISCONTINUED OPERATIONS, NET	—	—	—	(24.1)	—	(24.1)
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	1,540.1	366.2	111.6	—	(2,017.9)	—
NET INCOME	1,418.2	259.8	83.7	1,684.1	(2,017.9)	1,427.9
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(9.7)	—	(9.7)
NET INCOME ATTRIBUTABLE TO ENSCO	$1,418.2	$259.8	$83.7	$1,674.4	$(2,017.9)	$1,418.2

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF INCOME Year Ended December 31, 2012 (in millions)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING REVENUES	$44.0	$147.6	$—	$3,997.7	$(320.1)	$3,869.2
OPERATING EXPENSES
Contract drilling (exclusive of depreciation)	51.2	147.6	—	1,869.2	(320.1)	1,747.9
Depreciation	.4	3.5	—	472.2	—	476.1
General and administrative	63.8	.4	—	84.7	—	148.9
OPERATING (LOSS) INCOME	(71.4)	(3.9)	—	1,571.6	—	1,496.3
OTHER (EXPENSE) INCOME, NET	(41.8)	(7.0)	(50.0)	.2	—	(98.6)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(113.2)	(10.9)	(50.0)	1,571.8	—	1,397.7
INCOME TAX PROVISION	—	68.8	—	169.3	—	238.1
DISCONTINUED OPERATIONS, NET	—	—	—	17.1	—	17.1
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	1,282.9	335.9	239.2	—	(1,858.0)	—
NET INCOME	1,169.7	256.2	189.2	1,419.6	(1,858.0)	1,176.7
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(7.0)	—	(7.0)
NET INCOME ATTRIBUTABLE TO ENSCO	$1,169.7	$256.2	$189.2	$1,412.6	$(1,858.0)	$1,169.7

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF INCOME Year Ended December 31, 2011 (in millions)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING REVENUES	$—	$70.0	$—	$2,671.0	$(141.8)	$2,599.2
OPERATING EXPENSES
Contract drilling (exclusive of depreciation)	46.9	70.0	—	1,311.0	(141.8)	1,286.1
Depreciation	.4	1.8	—	355.4	—	357.6
General and administrative	52.2	—	—	106.4	—	158.6
OPERATING (LOSS) INCOME	(99.5)	(1.8)	—	898.2	—	796.9
OTHER INCOME (EXPENSE), NET	32.1	.4	(22.7)	(67.7)	—	(57.9)
(LOSS) INCOME BEFORE INCOME TAXES	(67.4)	(1.4)	(22.7)	830.5	—	739.0
INCOME TAX PROVISION	—	38.5	1.5	71.6	—	111.6
DISCONTINUED OPERATIONS, NET	—	(11.1)	—	(10.7)		(21.8)
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	667.8	271.5	143.9	—	(1,083.2)	—
NET INCOME	600.4	220.5	119.7	748.2	(1,083.2)	605.6
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(5.2)	—	(5.2)
NET INCOME ATTRIBUTABLE TO ENSCO	$600.4	$220.5	$119.7	$743.0	$(1,083.2)	$600.4

ENSCO PLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended December 31, 2013
(in millions)

	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-Guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total

NET INCOME	$1,418.2	$259.8	$83.7	$1,684.1	$(2,017.9)	$1,427.9
OTHER COMPREHENSIVE (LOSS) INCOME, NET
Net change in fair value of derivatives	—	(5.8)	—	—	—	(5.8)
Reclassification of net losses on derivative instruments from other comprehensive income into net income	—	2.0	—	—	—	2.0
Other	—	—	—	1.9	—	1.9
NET OTHER COMPREHENSIVE (LOSS) INCOME	—	(3.8)	—	1.9	—	(1.9)

COMPREHENSIVE INCOME	1,418.2	256.0	83.7	1,686.0	(2,017.9)	1,426.0
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(9.7)	—	(9.7)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	$1,418.2	$256.0	$83.7	$1,676.3	$(2,017.9)	$1,416.3

ENSCO PLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended December 31, 2012
(in millions)

	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-Guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total

NET INCOME	$1,169.7	$256.2	$189.2	$1,419.6	$(1,858.0)	$1,176.7
OTHER COMPREHENSIVE INCOME (LOSS), NET
Net change in fair value of derivatives	—	6.3	—	2.4	—	8.7
Reclassification of net losses (gains) on derivative instruments from other comprehensive income into net income	—	.2	—	(.2)	—	—
Other	—	—	—	2.8	—	2.8
NET OTHER COMPREHENSIVE INCOME	—	6.5	—	5.0	—	11.5

COMPREHENSIVE INCOME	1,169.7	262.7	189.2	1,424.6	(1,858.0)	1,188.2
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(7.0)	—	(7.0)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	$1,169.7	$262.7	$189.2	$1,417.6	$(1,858.0)	$1,181.2

ENSCO PLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended December 31, 2011
(in millions)

	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-Guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total

NET INCOME	$600.4	$220.5	$119.7	$748.2	$(1,083.2)	$605.6
OTHER COMPREHENSIVE (LOSS) INCOME, NET
Net change in fair value of derivatives	—	(4.2)	—	4.3	—	.1
Reclassification of net losses (gains) on derivative instruments from other comprehensive income into net income	—	.2	—	(5.7)	—	(5.5)
Other	—	—	—	2.9	—	2.9
NET OTHER COMPREHENSIVE (LOSS) INCOME	—	(4.0)	—	1.5	—	(2.5)

COMPREHENSIVE INCOME	600.4	216.5	119.7	749.7	(1,083.2)	603.1
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(5.2)	—	(5.2)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	$600.4	$216.5	$119.7	$744.5	$(1,083.2)	$597.9

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING BALANCE SHEETS December 31, 2013 (in millions)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$46.5	$.5	$4.9	$113.7	$—	$165.6
Accounts receivable, net	—	—	—	855.7	—	855.7
Accounts receivable from affiliates	1,235.0	213.8	5.5	4,169.2	(5,623.5)	—
Other	3.2	61.3	—	449.4	—	513.9
Total current assets	1,284.7	275.6	10.4	5,588.0	(5,623.5)	1,535.2
PROPERTY AND EQUIPMENT, AT COST	2.1	34.3	—	17,462.1	—	17,498.5
Less accumulated depreciation	1.5	26.5	—	3,159.5	—	3,187.5
Property and equipment, net	.6	7.8	—	14,302.6	—	14,311.0
GOODWILL	—	—	—	3,274.0	—	3,274.0
DUE FROM AFFILIATES	4,876.8	4,236.0	1,898.0	5,069.7	(16,080.5)	—
INVESTMENTS IN AFFILIATES	13,830.1	4,868.6	4,092.2	—	(22,790.9)	—
OTHER ASSETS, NET	8.8	60.1	—	283.8	—	352.7
	$20,001.0	$9,448.1	$6,000.6	$28,518.1	$(44,494.9)	$19,472.9
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$31.5	$9.1	$34.2	$925.0	$—	$999.8
Accounts payable to affiliates	3,666.1	549.7	—	1,407.7	(5,623.5)	—
Current maturities of long-term debt	—	—	—	47.5	—	47.5
Total current liabilities	3,697.6	558.8	34.2	2,380.2	(5,623.5)	1,047.3
DUE TO AFFILIATES	1,030.8	2,760.4	1,331.1	10,958.2	(16,080.5)	—
LONG-TERM DEBT	2,473.7	149.1	2,007.8	88.3	—	4,718.9
DEFERRED INCOME TAXES	—	358.3	—	3.8	—	362.1
OTHER LIABILITIES	—	2.3	8.7	534.7	—	545.7
ENSCO SHAREHOLDERS' EQUITY	12,798.9	5,619.2	2,618.8	14,545.6	(22,790.9)	12,791.6
NONCONTROLLING INTERESTS	—	—	—	7.3	—	7.3
Total equity	12,798.9	5,619.2	2,618.8	14,552.9	(22,790.9)	12,798.9
	$20,001.0	$9,448.1	$6,000.6	$28,518.1	$(44,494.9)	$19,472.9

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING BALANCE SHEETS December 31, 2012 (in millions)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$271.8	$1.7	$85.0	$128.6	$—	$487.1
Accounts receivable, net	—	.2	—	811.2	—	811.4
Accounts receivable from affiliates	1,294.5	226.5	—	2,375.1	(3,896.1)	—
Other	2.8	24.9	—	397.7	—	425.4
Total current assets	1,569.1	253.3	85.0	3,712.6	(3,896.1)	1,723.9
PROPERTY AND EQUIPMENT, AT COST	2.1	30.2	—	15,704.8	—	15,737.1
Less accumulated depreciation	1.1	23.5	—	2,566.9	—	2,591.5
Property and equipment, net	1.0	6.7	—	13,137.9	—	13,145.6
GOODWILL	—	—	—	3,274.0	—	3,274.0
DUE FROM AFFILIATES	3,483.5	3,594.7	1,628.4	4,748.9	(13,455.5)	—
INVESTMENTS IN AFFILIATES	13,469.3	2,693.8	3,824.8	—	(19,987.9)	—
OTHER ASSETS, NET	11.3	67.4	—	343.1	—	421.8
	$18,534.2	$6,615.9	$5,538.2	$25,216.5	$(37,339.5)	$18,565.3
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$31.0	$28.1	$34.1	$849.0	$—	$942.2
Accounts payable to affiliates	2,364.8	136.9	—	1,394.4	(3,896.1)	—
Current maturities of long-term debt	—	—	—	47.5	—	47.5
Total current liabilities	2,395.8	165.0	34.1	2,290.9	(3,896.1)	989.7
DUE TO AFFILIATES	1,816.7	2,054.7	877.5	8,706.6	(13,455.5)	—
LONG-TERM DEBT	2,469.6	149.0	2,040.8	139.0	—	4,798.4
DEFERRED INCOME TAXES	—	335.1	—	16.6	—	351.7
OTHER LIABILITIES	—	—	10.8	562.6	—	573.4
ENSCO SHAREHOLDERS' EQUITY	11,852.1	3,912.1	2,575.0	13,495.1	(19,987.9)	11,846.4
NONCONTROLLING INTERESTS	—	—	—	5.7	—	5.7
Total equity	11,852.1	3,912.1	2,575.0	13,500.8	(19,987.9)	11,852.1
	$18,534.2	$6,615.9	$5,538.2	$25,216.5	$(37,339.5)	$18,565.3

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS Year Ended December 31, 2013 (in millions)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	$(114.8)	$(128.7)	$(62.9)	$2,193.1	$—	$1,886.7
INVESTING ACTIVITIES
Additions to property and equipment	—	—	—	(1,768.5)	—	(1,768.5)
Purchases of short-term investments	—	—	—	(50.0)	—	(50.0)
Maturities of short-term investments	—	—	—	50.0	—	50.0
Other	—	(4.1)	—	10.1	—	6.0
Net cash used in investing activities of continuing operations	—	(4.1)	—	(1,758.4)	—	(1,762.5)
FINANCING ACTIVITIES
Cash dividends paid	(525.6)	—	—	—	—	(525.6)
Reduction of long-term borrowings	—	—	—	(47.5)	—	(47.5)
Proceeds from exercise of share options	22.3	—	—	—	—	22.3
Debt financing costs	—	(4.6)	—	—	—	(4.6)
Advances from (to) affiliates	407.2	136.2	(17.2)	(526.2)	—	—
Other	(14.4)	—	—	(7.3)	—	(21.7)
Net cash (used in) provided by financing activities	(110.5)	131.6	(17.2)	(581.0)	—	(577.1)
DISCONTINUED OPERATIONS
Operating activities	—	—	—	93.8	—	93.8
Investing activities	—	—	—	37.8	—	37.8
Net cash provided by discontinued operations	—	—	—	131.6	—	131.6
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(.2)	—	(.2)
DECREASE IN CASH AND CASH EQUIVALENTS	(225.3)	(1.2)	(80.1)	(14.9)	—	(321.5)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	271.8	1.7	85.0	128.6	—	487.1
CASH AND CASH EQUIVALENTS, END OF YEAR	$46.5	$.5	$4.9	$113.7	$—	$165.6

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS Year Ended December 31, 2012 (in millions)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	$(71.6)	$(38.2)	$(21.6)	$2,205.5	$—	$2,074.1
INVESTING ACTIVITIES
Additions to property and equipment	—	—	—	(1,715.0)	—	(1,715.0)
Purchases of short-term investments	—	—	—	(90.0)	—	(90.0)
Maturities of short-term investments	—	—	—	44.5	—	44.5
Other	(.3)	.4	—	3.1	—	3.2
Net cash (used in) provided by investing activities of continuing operations	(.3)	.4	—	(1,757.4)	—	(1,757.3)
FINANCING ACTIVITIES
Cash dividends paid	(348.1)	—	—	—	—	(348.1)
Commercial paper borrowings, net	(125.0)	—	—	—	—	(125.0)
Equity issuance reimbursement	66.7	—	—	—	—	66.7
Reduction of long-term borrowings	—	—	—	(47.5)	—	(47.5)
Proceeds from exercise of share options	23.9	11.9	—	—	—	35.8
Advances from (to) affiliates	501.2	27.6	84.0	(612.8)	—	—
Other	(11.6)	—	—	(5.8)	—	(17.4)
Net cash provided by (used in) financing activities	107.1	39.5	84.0	(666.1)	—	(435.5)
DISCONTINUED OPERATIONS
Operating activities	—	—	—	113.0	—	113.0
Investing activities	—	—	—	60.1	—	60.1
Net cash provided by discontinued operations	—	—	—	173.1	—	173.1
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2.0	—	2.0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	35.2	1.7	62.4	(42.9)	—	56.4
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	236.6	—	22.6	171.5	—	430.7
CASH AND CASH EQUIVALENTS, END OF YEAR	$271.8	$1.7	$85.0	$128.6	$—	$487.1

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS Year Ended December 31, 2011 (in millions)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities of continuing operations	$2.0	$(2.6)	$(59.9)	$817.9	$—	$757.4
INVESTING ACTIVITIES
Acquisition of Pride International, Inc., net of cash acquired	—	—	92.9	(2,748.9)	—	(2,656.0)
Additions to property and equipment	—	—	—	(645.7)	—	(645.7)
Purchases of short-term investments	—	—	—	(4.5)	—	(4.5)
Other	—	(6.1)	—	11.4	—	5.3
Net cash (used in) provided by investing activities of continuing operations	—	(6.1)	92.9	(3,387.7)	—	(3,300.9)
FINANCING ACTIVITIES
Proceeds from issuance of senior notes	2,462.8	—	—	—	—	2,462.8
Cash dividends paid	(292.3)	—	—	—	—	(292.3)
Reduction of long-term borrowings	—	—	(181.0)	(32.3)	—	(213.3)
Commercial paper borrowings, net	125.0	—	—	—	—	125.0
Equity issuance cost	(70.5)	—	—	—	—	(70.5)
Proceeds from exercise of share options	—	39.9				39.9
Debt financing costs	(27.1)	(4.7)	—	—	—	(31.8)
Advances (to) from affiliates	(1,956.1)	(34.5)	170.6	1,820.0	—	—
Other	(10.6)	—	—	(5.1)	—	(15.7)
Net cash provided by (used in) financing activities	231.2	.7	(10.4)	1,782.6	—	2,004.1
DISCONTINUED OPERATIONS
Operating activities	—	(11.1)	—	(14.1)	—	(25.2)
Investing activities	—	—	—	(54.6)	—	(54.6)
Net cash used in discontinued operations	—	(11.1)	—	(68.7)	—	(79.8)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(.8)	—	(.8)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	233.2	(19.1)	22.6	(856.7)	—	(620.0)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3.4	19.1	—	1,028.2	—	1,050.7
CASH AND CASH EQUIVALENTS, END OF YEAR	$236.6	$—	$22.6	$171.5	$—	$430.7